CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net sales	¥ 327,581	¥ 498,189	¥ 821,792
Cost of goods sold	246,255	499,355	771,438
Gross profit (loss)	81,326	(1,166)	50,354
Other income	14,636	14,637	14,253
Selling and distribution expenses	(11,321)	(11,026)	(11,962)
Administrative expenses	(25,111)	(17,990)	(17,249)
Bad debt expense			(71,565)
Loss from assets devaluation	0	(85,021)	(36,683)
Finance costs	(315)	0	(213)
Other expenses	0	(1,461)	(5,220)
Loss before taxation	(9,445)	(418,465)	(78,285)
Income tax expense	56	209	9,741
Loss attributable to shareholders	(9,501)	(418,674)	(88,026)
Other comprehensive loss
Exchange differences on translation of financial statements of foreign operations	¥ 118	(807)	275
Total comprehensive loss for the period		¥ (419,481)	¥ (87,751)
Loss per share
Basic (RMB)	¥ (1.56)	¥ (93.18)	¥ (26.36)
Diluted (RMB)	¥ (1.56)	¥ (93.18)	¥ (26.36)